OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  May 31, 2007
                                                     Estimated average burden
                                                     hours per response.....
                                                     21.09

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08547


                      Pioneer Independence Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Independence Fund
Schedule of Investments  09/30/2006

 Shares                                                              Value

           Common Stocks - 99.5 %
           Energy - 6.4 %
           Integrated Oil & Gas - 6.4 %
  33,000   Exxon Mobil Corp. *                                    $2,214,300
 331,415   Hess Corp. * (b)                                        13,727,209
 192,380   Suncor Energy, Inc. *                                   13,860,979
                                                                  $29,802,488
           Total Energy                                           $29,802,488
           Materials - 4.1 %
           Diversified Metals & Mining - 3.8 %
 353,205   First Quantum Minerals, Ltd. *                         $16,586,102
  10,450   Phelps Dodge Corp. *                                      885,115
                                                                  $17,471,217
           Industrial Gases - 0.3 %
  27,900   Praxair, Inc. *                                        $1,650,564
           Total Materials                                        $19,121,781
           Capital Goods - 8.3 %
           Aerospace & Defense - 8.3 %
  97,900   Boeing Co. *                                           $7,719,415
  47,400   General Dynamics Corp. *                                3,397,158
 338,450   Honeywell International, Inc. *                         13,842,605
 214,800   United Technologies Corp. *                             13,607,580
                                                                  $38,566,758
           Total Capital Goods                                    $38,566,758
           Automobiles & Components - 1.1 %
           Automobile Manufacturers - 1.1 %
 651,000   Ford Motor Corp. *                                     $5,266,590
           Total Automobiles & Components                         $5,266,590
           Media - 1.9 %
           Movies & Entertainment - 1.9 %
 473,000   Time Warner, Inc. * (b)                                $8,622,790
           Total Media                                            $8,622,790
           Retailing - 1.9 %
           Department Stores - 1.9 %
  12,400   J.C. Penney Co., Inc. (b)                              $  848,036
  50,325   Sears Holdings Corp. *                                  7,955,879
                                                                  $8,803,915
           Total Retailing                                        $8,803,915
           Food & Drug Retailing - 2.3 %
           Drug Retail - 1.2 %
 116,800   CVS Corp.                                              $3,751,616
  37,700   Walgreen Co. *                                          1,673,503
                                                                  $5,425,119
           Hypermarkets & Supercenters - 1.1 %
 101,300   Wal-Mart Stores, Inc. *                                $4,996,116
           Total Food & Drug Retailing                            $10,421,235
           Food, Beverage & Tobacco - 2.7 %
           Packaged Foods & Meats - 2.2 %
 204,600   H.J. Heinz Co., Inc.                                   $8,578,878
  18,000   Nestle SA (A.D.R.)                                      1,569,168
                                                                  $10,148,046
           Soft Drinks - 0.5 %
  34,600   PepsiCo, Inc. *                                        $2,257,996
           Total Food, Beverage & Tobacco                         $12,406,042
           Household & Personal Products - 0.4 %
           Household Products - 0.4 %
  30,100   Colgate-Palmolive Co. *                                $1,869,210
           Total Household & Personal Products                    $1,869,210
           Pharmaceuticals & Biotechnology - 13.3 %
           Biotechnology - 9.0 %
 245,450   Amgen, Inc. *                                          $17,557,039
 409,150   Cubist Pharmaceuticals, Inc. * (b)                      8,894,921
 447,270   Vertex Pharmaceuticals, Inc. *                          15,050,636
                                                                  $41,502,596
           Pharmaceuticals - 4.3 %
 552,400   Bristol-Myers Squibb Co.                               $13,765,808
  61,900   Johnson & Johnson *                                     4,019,786
  51,200   Sanofi-Synthelabo SA (A.D.R.) *                         2,276,864
                                                                  $20,062,458
           Total Pharmaceuticals & Biotechnology                  $61,565,054
           Diversified Financials - 18.0 %
           Consumer Finance - 3.4 %
 117,200   American Express Co.                                   $6,572,576
 117,200   Capital One Financial Corp. * (b)                       9,218,952
                                                                  $15,791,528
           Investment Banking & Brokerage - 4.1 %
  28,700   Goldman Sachs Group, Inc. *                            $4,855,179
 177,655   Merrill Lynch & Co., Inc.                               13,896,174
                                                                  $18,751,353
           Diversified Financial Services - 10.5 %
 233,790   Bank of America Corp. *                                $12,524,130
 341,200   Citigroup, Inc.                                         16,947,404
 410,650   J.P. Morgan Chase & Co. *                               19,284,124
                                                                  $48,755,658
           Total Diversified Financials                           $83,298,539
           Insurance - 3.7 %
           Multi-Line Insurance - 3.7 %
  95,000   American International Group, Inc. *                   $6,294,700
 125,500   Hartford Financial Services Group, Inc. *               10,887,125
                                                                  $17,181,825
           Total Insurance                                        $17,181,825
           Software & Services - 0.8 %
           Data Processing & Outsourced Services - 0.3 %
  24,600   Automatic Data Processing, Inc. *                      $1,164,564
           Internet Software & Services - 0.5 %
  99,800   DivX, Inc. * (b)                                       $2,372,246
           Total Software & Services                              $3,536,810
           Technology Hardware & Equipment - 19.4 %
           Communications Equipment - 12.5 %
 839,080   Corning, Inc. *                                        $20,481,943
 885,300   Juniper Networks, Inc. *                                15,297,984
 670,400   Nokia Corp. (A.D.R.)                                    13,200,176
 240,430   Qualcomm, Inc. *                                        8,739,631
                                                                  $57,719,734
           Computer Hardware - 6.9 %
 283,300   Apple Computer, Inc. *                                 $21,822,599
 700,900   Palm, Inc. * (b)                                        10,205,104
                                                                  $32,027,703
           Total Technology Hardware & Equipment                  $89,747,437
           Semiconductors - 13.7 %
           Semiconductor Equipment - 0.8 %
 212,700   Applied Materials, Inc. *                              $3,771,171
           Semiconductors - 12.9 %
 556,750   Broadcom Corp. * (b)                                   $16,891,795
1,027,100  Intel Corp. *                                           21,127,447
 107,750   Linear Technology Corp. *                               3,353,180
1,907,523  Taiwan Semiconductor Manufacturing Co. (A.D.R.) *       18,312,221
                                                                  $59,684,643
           Total Semiconductors                                   $63,455,814
           Telecommunication Services - 1.4 %
           Integrated Telecommunication Services - 1.4 %
 196,300   AT&T Corp. *                                           $6,391,528
           Total Telecommunication Services                       $6,391,528
           TOTAL COMMON STOCKS
           (Cost  $421,854,175)                                   $460,057,816

           Temporary Cash Investments - 7.5 %
           Repurchase Agreement - 1.0 %
4,500,000  UBS Warburg, Inc., 5.0%,  dated 9/30/06, repurchase price of
           $4,500,000 plus accrued interest on 10/2/06 collateralized by
           $4,671,000 U.S. TreasuryBill, 4.0%, 3/15/10            $4,500,000
           Security Lending Collateral - 6.5 %
29,999,929 Security Lending Investment Fund, 5.37%                $29,999,929
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $34,499,929)                                    $34,499,929

           TOTAL INVESTMENT IN SECURITIES - 106.9%
           (Cost  $456,354,104)                                   $494,557,745

           OTHER ASSETS AND LIABILITIES - (6.9)%                  $(32,011,684)

           TOTAL NET ASSETS - 100.0%                              $462,546,061

      *    Non-income producing security

    (a) At September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $456,354,104 was as follows:
           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost              $55,619,317

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value               (17,415,676)

           Net unrealized gain                                    $38,203,641

    (b)    At September 30, 2006, the following securities were out on loan:

 Shares                           Security                         Market Value
245,038    Broadcom Corp. *                                        7,434,453
 90,077    Capital One Financial Corp. *                           7,085,457
 31,600    Cubist Pharmaceuticals, Inc. *                            686,984
 98,767    DivX, Inc. *                                            2,347,692
 33,758    Hess Corp. *                                            1,398,256
624,309    Palm, Inc. *                                            9,089,939
 5,188     J.C. Penney Co., Inc.                                     354,807
 23,107    Time Warner, Inc. *                                       421,241
           Total                                                  $28,818,829



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Independence Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2006

* Print the name and title of each signing officer under his or her signature.